CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Sep. 30, 2023	Dec. 31, 2022
Preferred stock shares issued	88,335	88,335
Preferred stock shares outstanding	88,335	88,335
Common stock par value	$ 0.0001	$ 0.0001
Common stock shares authorized	20,000,000,000	20,000,000,000
Common stock shares issued	7,639,945,289	6,427,395,360
Treasury stock shares	100,000	100,000
Series A Preferred Stock [Member]
Preferred stock par value	$ 0.01	$ 0.01
Preferred stock shares authorized	100	100
Preferred stock shares issued	100	100
Preferred stock shares outstanding	100	100
Series D Convertible Preferred Stock [Member]
Preferred stock par value	$ 0.01	$ 0.01
Preferred stock shares authorized	100,000	100,000
Preferred stock shares issued	88,235	88,235
Preferred stock shares outstanding	88,235	88,235